UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                                AMENDMENT NO. 1

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-1548

                           Armstrong Associates, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201
--------------------------------------------------------------------------------
                    (Address of principal executive offices)

                                  C. K. Lawson
                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number: 214-720-9101

Date of fiscal year end: June 30

Date of reporting period: June 30, 2007

ITEM 1.  SHAREHOLDERS REPORT.

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Shareholders Report                                                June 30, 2007

--------------------------------------------------------------------------------
                                                                       armstrong
                                                                      associates
                                                                            inc.


--------------------------------------------------------------------------------
armstrong associates inc.-------------------------------------------------------

Management Report to Shareholders and Discussion of Armstrong's Performance for the 2007 Fiscal Year

At the end of Armstrong's June 30, 2007 fiscal year, the fund had total net assets of $18,405,556 and a per share price of $13.34. Income and capital gain dividend distributions to shareholders during the fiscal year totaled $0.43 per share. Assuming the reinvestment of these distributions, Armstrong's total investment return for the twelve months was +10.64%.

Industrial stocks, including aerospace, did particularly well for Armstrong's portfolio over the year as did technology related investments and companies benefiting from consumer discretionary spending. Surprisingly, given the strong oil pricing environment, Armstrong's energy related investments lagged the overall portfolio results as did the investments in the transportation services area. Top performing individual issues in the portfolio for the year included Amazon, Abbott, Avery and Praxair.

Domestic equity market indices in general were quite positive for the year, as indicated by the +20.59% total return of the capitalization-weighted Standard & Poor's 500 Index. Private equity and hedge funds were important catalysts to market activity, resulting in widespread market attention to companies considered potential takeover targets. We believe this increased attention to "deal stocks" added to the market's performance and also increased the short term and speculative orientation of market activity. Recent problems have surfaced in certain segments of the credit market important in facilitating private equity and hedge fund activities. These developments could result in some shift in the market environment.

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In terms of Armstrong's investment strategy, its portfolio will continue to be committed to companies offering the potential of attractive long term growth. We continue to be positive on the outlook for energy related stocks, particularly in the service area, and also think that there is further opportunity in the technology area.

R. H. Stewart Mitchell retired from our Board of Directors this past March after 25 years as a Director. His service and counsel were valued and much appreciated. Stewart's participation will be missed. Our thanks and best wishes go with him.

Please call or write if you have any questions concerning your Armstrong investment.


Sincerely,


/s/ C.K. Lawson

C.K. Lawson
President
August 28, 2007
armstrong associates inc.-------------------------------------------------------

Graphs of Historical Performance and Related Comments

The following graphs compare the change in value over the past ten and thirty-three years of $10,000 invested in the Fund compared to the same investment over the same periods in the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") and the Value Line Composite Index, which consists of approximately 1,700 issues (the "Value Line Index").

The graphs assume that investment in the Fund, which has never been managed to emulate any particular market index, was made at the Fund's net asset value at the beginning of the 10 and 33 year periods and reflect the net asset value of the investment at the end of each of the years indicated in the period with all dividends and distributions by the Fund reinvested. The S&P 500 is adjusted to reflect reinvestment of dividends paid by securities in the index. The Value Line Index reflects only changes in the prices of the securities included in the index and does not include dividend reinvestments.

The S&P 500 is a market value-weighted index and, as a result, companies with the largest market capitalizations have a disproportionate impact on the overall performance of the index. Stocks included in the Value Line Index are equally-weighted to reflect the average price change in the stocks included in the index.

        Comparison of Change in Value of $10,000 Investment in Armstrong Associates, Inc., the S&P 500 Index and the Value Line Composite
               Index for the 10 and 33 Years Ending June 30, 2007

                                  [LINE CHART]

                -------------------------------------------------
                    Average Annual Total Return of Armstrong
                Associates, Inc. for Periods Ending June 30, 2007
                -------------------------------------------------
                     1 Year         5 Year         10 Year
                -------------------------------------------------
                      10.64%         7.60%           5.30%
                -------------------------------------------------

                                                      6-30-2007
                                                      ---------
                Armstrong Associates
                S&P 500
                Value Line Composite

                -------------------------------------------------
                    Average Annual Total Return of Armstrong
                Associates, Inc. for Periods Ending June 30, 2007
                -------------------------------------------------
                                    33 Years
                -------------------------------------------------
                                     11.34%
                -------------------------------------------------

                                  [LINE CHART]

                                                      6-30-2007
                                                      ---------
                Armstrong Associates
                S&P 500
                Value Line Composite

A - Armstrong Associates           B - S&P 500          C - Value Line Composite

      Note: The dollar figures and graphs reflect total returns for Armstrong Associates and the S&P 500 Index. The graph and dollar values for the Value Line Composite do not include any dividend returns but simply represents price performance.

Past performance is not predictive of future performance.

Data Source: Standard & Poor's Micropal, Inc.

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About Your Fund's Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to enable you to compare these costs with the ongoing costs of investing in other mutual funds.

Example

The following Example is based on an investment of $1,000 invested for the six months ended June 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $11,200 account value divided by $1,000 = 11.2), then multiply the result by the number in the line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purpose

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expense, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate that actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with 5% hypothetical examples that appear in the shareholder reports of the funds. You may want to add other fees that are not included in the expenses shown in the table such as IRA fees and charges for extra services such as bank wires.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do nor reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees (Note that there are no transaction costs associated with Armstrong Associates shares transactions). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                 Beginning           Ending
                               Account Value      Account Value    Expenses Paid
                             December 31, 2006    June 30, 2007   During Period*
--------------------------------------------------------------------------------
Actual                           $ 1,000.00        $ 1,047.92         $ 6.04
Hypothetical                     $ 1,000.00        $ 1,019.03         $ 5.97
 (5% return before expenses)
--------------------------------------------------------------------------------

* Expenses are equal to Armstrong Associates annualized expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 184/365 days.

armstrong associates inc.-------------------------------------------------------

Statement of Assets and Liabilities -- June 30, 2007

Assets:
Investments in securities, at market value (identified cost, $10,005,313)     $ 18,339,373
Cash                                                                                83,405
Dividends receivable                                                                 6,100
Interest receivable                                                                  4,671
Prepaid expenses and other assets                                                    3,225
--------------------------------------------------------------------------    ------------
   Total assets                                                                 18,436,774
==========================================================================    ============
Liabilities:
Payable to Portfolios, Inc                                                          14,712
Accrued expenses and other liabilities                                              16,506
--------------------------------------------------------------------------    ------------
   Total liabilities                                                                31,218
--------------------------------------------------------------------------    ------------
Net assets                                                                    $ 18,405,556
==========================================================================    ============
Net assets consist of
   Paid in capital                                                            $  9,076,114
   Earnings in excess of distributions                                              13,159
   Accumulated undistributed net realized gains on investments                     982,215
   Net unrealized appreciation on investments                                    8,334,068
--------------------------------------------------------------------------    ------------
Net assets applicable to 1,380,239 shares outstanding                         $ 18,405,556
==========================================================================    ============
Net asset value per share                                                     $      13.34
==========================================================================    ============


6     The accompanying notes are an integral part of these financial statements.

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Statement of Changes in Net Assets -- Years Ended June 30

                                                            2007            2006
-----------------------------------------------------------------------------------
Operations:
  Net investment income                                $     44,724    $     30,479
  Net realized gains on investments                         999,584         858,262
  Increase in unrealized appreciation of investments        747,966          88,594
----------------------------------------------------   ------------    ------------
        Net increase in net assets resulting
          from operations                                 1,792,274         977,335
Distributions to shareholders
  Distributions paid                                       (589,350)       (504,090)
----------------------------------------------------   ------------    ------------
        Decrease in net assets resulting from
          distributions to shareholders                    (589,350        (504,090
Capital share transactions
  Net proceeds from sale of capital stock                   205,391         481,511
  Net asset value of shares issued as reinvestment
    of dividends                                            566,476         480,307
----------------------------------------------------   ------------    ------------
                                                            771,867         961,818
Less cost of shares repurchased                          (1,075,485)       (971,615)
----------------------------------------------------   ------------    ------------
        Net decrease in net assets resulting from
           capital share transactions                      (303,618)         (9,797)
        Total increase in net assets                        899,306         463,448
Net assets:
Beginning of year                                        17,506,250      17,042,802
----------------------------------------------------   ------------    ------------
End of year (a)                                        $ 18,405,556    $ 17,506,250
====================================================   ============    ============

(a): At June 30, 2007, undistributed net realized investment gains were $982,215, and distributable earnings were $13,159.

At June 30, 2006, undistributed net realized investment gains were $544,569, and distributions in excess of earnings were $4,153.



The accompanying notes are an integral part of these financial statements.     7
armstrong associates inc.-------------------------------------------------------

Statement of Operations -- Year Ended June 30, 2007

Investment income
      Dividends                                                            $   225,588
      Interest                                                                  27,263
---------------------------------------------------                        -----------
                                                                               252,851
   Operating expenses
      Investment advisory fees                           $   142,583
      Administrative fees                                     16,000
      Custodian fees                                           8,276
      Transfer agent fees                                      9,351
      Audit and tax fees                                      10,500
      Registration fees, licenses and other                    3,998
      Reports and notices to shareholders                      7,768
      Directors' fees and expenses                             8,000
      Insurance expense                                        1,651           208,127
---------------------------------------------------                        -----------
             Net investment income                                              44,724
Realized and unrealized gains on investments
   Realized gains
      Proceeds from sales                                                    2,856,085
      Cost of securities sold                                               (1,856,501)
---------------------------------------------------                        -----------
             Net realized gains                                                999,584
Unrealized appreciation
      Beginning of year                                                      7,586,102
      End of year                                                            8,334,068
---------------------------------------------------                        -----------
             Increase in unrealized appreciation                               747,966
---------------------------------------------------                        -----------
             Net realized and unrealized gains
               on investments                                                1,747,550
---------------------------------------------------                        -----------
             Increase in net assets from operations                        $ 1,792,274
===================================================                        ===========


8     The accompanying notes are an integral part of these financial statements.

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Portfolio of Investments in Securities -- June 30, 2007

                                                             Shares or
                                                      principal amount             Cost     Market value
--------------------------------------------------------------------------------------------------------
COMMON STOCK (89.9%)
 Industry and issue
   Aerospace, Industrial Equipment & Materials (12.1%)
   The Boeing Company                                            5,000      $   293,580      $   480,800
   Caterpillar, Inc.                                             4,000          267,040          313,200
   Praxair, Inc.                                                12,000          212,890          863,880
   United Technologies Corporation                               8,000          254,750          567,440
--------------------------------------------------------------------------------------------------------
                                                                              1,028,260        2,225,320
--------------------------------------------------------------------------------------------------------
 Broadcasting, Media & Advertising (6.3%)
   Omnicom Corporation                                          10,000          275,750          529,200
   Time Warner, Inc.                                            30,000          208,192          631,200
--------------------------------------------------------------------------------------------------------
                                                                                483,942        1,160,400
--------------------------------------------------------------------------------------------------------
 Business Services & Products (7.6%)
   Avery Dennison Corporation                                   10,000          140,800          664,800
   Iron Mountain, Inc.*                                         15,750          265,081          411,547
   Staples, Inc.                                                13,500          175,875          320,355
--------------------------------------------------------------------------------------------------------
                                                                                581,756        1,396,702
--------------------------------------------------------------------------------------------------------
 Communications & Related (1.7%)
   Corning, Inc.*                                               12,000           65,522          306,600
--------------------------------------------------------------------------------------------------------
                                                                                 65,522          306,600
--------------------------------------------------------------------------------------------------------
 Computer, Software & Related (7.6%)
   Cisco Systems, Inc.*                                         10,000          176,200          278,500
   Dell, Inc.*                                                   8,000          232,103          228,400
   Intel Corporation                                            10,000          169,100          237,399
   Intuit, Inc.                                                 12,000          268,337          360,960
   Microsoft, Inc.                                              10,000          267,700          294,700
--------------------------------------------------------------------------------------------------------
                                                                              1,113,440        1,399,959
--------------------------------------------------------------------------------------------------------
 Consumer Discretionary (12.0%)
   Brinker International, Inc.                                  21,000          260,961          614,670
   Nutrisystem, Inc.                                             4,000          267,774          279,400
   Pepsico, Inc.                                                15,000           87,602          972,750
   Royal Caribbean Cruises Ltd.                                  8,000          203,564          343,840
--------------------------------------------------------------------------------------------------------
                                                                                819,901        2,210,660
--------------------------------------------------------------------------------------------------------
 Consumer Staples (8.7%)
   CVS Caremark Corporation                                      8,000          233,482          291,600
   Kimberly Clark Corporation                                    6,000          227,121          401,340
   Procter & Gamble Co.                                          7,051          166,631          431,451
   Wal-Mart Stores, Inc.                                        10,000          123,000          481,100
--------------------------------------------------------------------------------------------------------
                                                                                750,234        1,605,491
--------------------------------------------------------------------------------------------------------
 Diversified Operations (3.3%)
   General Electric                                              7,000          239,820          267,960
   Tyco International                                           10,000          288,222          337,900
--------------------------------------------------------------------------------------------------------
                                                                                528,042          605,860
--------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.     9
armstrong associates inc.-------------------------------------------------------

                                                             Shares or
                                                      principal amount             Cost     Market value
--------------------------------------------------------------------------------------------------------
 Energy & Related (6.2%)
   Basic Energy Services                                         8,000          182,756          204,560
   Halliburton Company                                          11,000          238,361          379,500
   Weatherford International, Inc.                              10,000          284,733          552,400
--------------------------------------------------------------------------------------------------------
                                                                                705,850        1,136,460
--------------------------------------------------------------------------------------------------------
 Environmental services (5.0%)
   Waste Connection, Inc.*                                      18,000          241,040          544,320
   Waste Management, Inc.                                       10,000          309,300          390,500
--------------------------------------------------------------------------------------------------------
                                                                                550,340          934,820
--------------------------------------------------------------------------------------------------------
 Financial Services (3.4%)
   Bank of America Corporation                                   8,000          240,350          391,120
   First Data Corporation                                        7,000          152,048          228,690
--------------------------------------------------------------------------------------------------------
                                                                                392,398          619,810
--------------------------------------------------------------------------------------------------------
 Internet Related (1.1%)
   Yahoo! Inc.                                                   7,500          260,835          203,475
--------------------------------------------------------------------------------------------------------
                                                                                260,835          203,475
--------------------------------------------------------------------------------------------------------
 Medical & Related (10.0%)
   Abbott Laboratories                                          15,000           85,518          803,250
   Medtronics, Inc.                                             20,000          190,437        1,037,200
--------------------------------------------------------------------------------------------------------
                                                                                275,955        1,840,450
--------------------------------------------------------------------------------------------------------
 Transportation Services (4.8%)
   Southwest Airlines Company                                   15,000          217,275          223,650
   United Parcel Service, Inc.                                   3,500          261,968          255,500
   UTI Worldwide, Inc.                                          15,000          157,229          401,850
--------------------------------------------------------------------------------------------------------
                                                                                636,472          881,000
--------------------------------------------------------------------------------------------------------
   Total common stocks                                                      $ 8,192,947      $16,527,007
--------------------------------------------------------------------------------------------------------

SHORT-TERM DEBT 9.8%)
 U.S. Treasury bills, due July to September 2007                            $ 1,812,366      $ 1,812,366
--------------------------------------------------------------------------------------------------------
 Total investment securities - 99.6 %                                       $10,005,313      $18,339,373
========================================================================================================
 Other assets less liabilities - 0.4 %                                                            66,183
 Total Net assets - 100.00%                                                                  $18,405,556
========================================================================================================

*Non-income producing


10    The accompanying notes are an integral part of these financial statements.

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Notes to Financial Statements -- June 30, 2007

Note A -- Nature of Operations and Summary of Significant Accounting Policies

      A summary of the significant accounting policies consistently applied in the preparation of the accompanying financial statements follows:

Nature of Operations

      Armstrong Associates, Inc. (the Company) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company.

Valuation of Securities

      The net asset value per share of the Fund is calculated following the close of trading on the New York Stock Exchange (usually 4:00 p.m., New York time) each day the Exchange is open for business. A security quoted on the New York Stock Exchange Composite Tape or on the NASDAQ National Market is valued at its last sale price reported prior to the time the assets are valued. A security not quoted on the New York Stock Exchange Composite Tape or the NASDAQ National Market is valued (1), in the case of an exchange listed security, at the last reported sale price on that exchange where it is quoted prior to the time the assets are valued and (2), in the case of securities which are not traded or did not trade on an exchange or for which over-the-counter last sale market quotations are not readily available, on the basis of the last current bid price prior to the time the assets are valued. When market quotations are not available, a security is valued at the fair market value that is determined in line with procedures established by the Board of Directors of the Fund. Short-term debt securities are carried at cost which approximates market. In the event the Fund should have other assets, they are also valued at fair market value as determined in good faith by the Board of Directors. Using fair market value to price securities may result in value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values.

Investment Transactions and Investment Income

      Investment transactions are recorded on the trade date basis, and realized gains and losses are calculated using the identified cost method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Use of Estimates

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

Note B -- Federal Income Taxes

      As of June 30, 2007, the Company qualified and intends to continue to qualify each fiscal year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended. By qualifying, the Company will not be subject to federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Note C -- Purchases and Sales of Securities

      For the year ended June 30, 2007, purchases and sales of securities, excluding short-term debt securities and U.S. government obligations, aggregated $718,531 and $2,856,061, respectively.

      The Company paid total brokerage commissions aggregating $10,989 in 2007 on purchases and sales of investment securities. All commissions were paid to unaffiliated broker-dealers.

Note D -- Investment Advisory, Transfer Agent and Administrative Fees

      The Company has agreed to pay its investment adviser, Portfolios, Inc. (Portfolios), a fee of .80% per annum of the average net asset value of the Company. For the year ended June 30, 2007, investment advisory fees to Portfolios amounted to $142,583. In order to effectively limit the expenses of the Company, the adviser has agreed to reimburse the Company for all expenses (including the advisory fee but excluding brokerage commissions, taxes, and interest and extraordinary charges such as litigation costs) incurred by the Company in any fiscal year in excess of 2% of the first $10 million of its average daily net assets for the fiscal year, 1.5% of the next $20 million of average daily net assets and 1% of the remainder. No reimbursements were required during the year ended June 30, 2007.

armstrong associates inc.-------------------------------------------------------

      Portfolios is the transfer agent for the Company. Applicable fees and expenses of $9,351 were incurred by the Company for the year ended June 30, 2007. In addition, under the terms of an administrative services between Portfolios and the Company, Portfolios provides accounting services to the Company for an annual fee of $16,000 payable in equal monthly installments. At June 30, 2007, the Company owed Portfolios $14,712 in accrued investment advisory fees, transfer agent fees and administrative fees.

Note E -- Capital Stock

   On June 30, 2007, there were 6,000,000 shares of $1 par value capital stock authorized, and capital paid in was $9,076,114. Transactions in capital stock for the years ended June 30, 2007 and 2006 were as follows:

                                                              2007         2006
-------------------------------------------------          -------      -------
Shares sold                                                 15,805       38,645
Shares issued as reinvestment of dividends                  43,981       38,579
-------------------------------------------------          -------      -------
                                                            59,786       77,224
Shares redeemed                                            (84,182)     (77,466)
-------------------------------------------------          -------      -------
    Net increase (decrease) in shares outstanding          (24,396)        (242)
=================================================          =======      =======


Note F -- Distributions to Shareholders

The tax character of distributions paid during the years ending June 30 was as follows:

                                        2007                     2006
--------------------------------------------------------------------------------
                                Amount      Per share      Amount      Per share
-----------------------        ---------    ---------     ---------    ---------
Distributions paid from
    Ordinary income            $  27,412    $     .02     $  42,008    $     .03
    Capital gains                561,938          .41       462,082          .33
-----------------------        ---------    ---------     ---------    ---------
                               $ 589,350    $     .43     $ 504,090    $     .36
=======================        =========    =========     =========    =========


Selected per Share Data and Ratios
                                   Per share income and capital changes for a share outstanding throughout the year ended June 30(a)
                                   ------------------------------------------------------------------------------------------------
                                     2007      2006      2005     2004     2003     2002     2001     2000     1999     1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  Beginning of year                 $ 12.46 $ 12.13   $ 12.20  $ 10.85  $ 10.43  $ 12.56  $ 15.70  $ 13.53  $ 12.14  $ 11.61 $ 10.45
Income (loss) from
  investment operations
    Net investment income (loss)        .04     .02       .02       --     (.01)    (.05)     .05      .01     (.01)     .03     .06
    Net realized and unrealized
      gains (losses) on investments    1.27     .67       .54     1.43      .44    (1.92)   (2.00)    2.64     1.89     1.38    1.64
----------------------------------- ------- -------   -------  -------  -------  -------  -------  -------  -------  ------- -------
Total from investment operations       1.31     .69       .56     1.43      .43    (1.97)   (1.95)    2.65     1.88     1.41    1.70
Less distributions
  Dividends from net
    investment income                   .02     .03        --       --      .01      .05       --       --      .04      .05     .07
  Distributions from net
    realized gains                      .41     .33       .63      .08       --      .11     1.19      .48      .45      .83     .47
----------------------------------- ------- -------   -------  -------  -------  -------  -------  -------  -------  ------- -------
Net asset value, end of year        $ 13.34 $ 12.46   $ 12.13  $ 12.20  $ 10.85  $ 10.43  $ 12.56  $ 15.70  $ 13.53  $ 12.14 $ 11.61
=================================== ======= =======   =======  =======  =======  =======  =======  =======  =======  ======= =======
Total return                          10.44%   5.69%     4.64    13.22     4.13   (15.85)  (12.99)   20.38    16.26    13.31   17.19
Ratios/supplemental data
  Net assets, end of period (000's) $18,406 $17,506   $17,043  $16,227  $14,148  $13,875  $17,565  $20,126  $17,214  $15,213 $14,300
  Ratio of expenses to average
    net assets                         1.17    1.20      1.26     1.27     1.34     1.21     1.20     1.23     1.24     1.34    1.47
  Ratio of net investment income
    to average net assets                .3      .2        .2       --       --       --       .4       .1      (.1)      .2      .5
  Portfolio turnover rate                 4%     11%        7        5        4        7        9        6        3       20       7

Selected per Share Data and Ratios
                                   Per share income and capital changes for a share outstanding throughout the year ended June 30(a)
                                    ------------------------------------------------------------------------------------------------
                                       1996    1995     1994     1993     1992     1991     1990     1989     1988     1987     1986
----------------------------------- ------------------------------------------------------------------------------------------------
Net asset value,
  Beginning of year                 $  9.70 $  8.19  $  8.26  $  7.08  $  6.87  $  7.38  $  7.74  $  7.17  $  9.66  $  8.72  $  7.65
Income (loss) from
  investment operations
    Net investment income (loss)        .05     .02       --      .02      .06      .16      .23      .24      .09      .10      .14
    Net realized and unrealized
      gains (losses) on investments    1.10    2.12      .10     1.19      .33     (.27)     .19      .67     (.53)    1.51     1.17
----------------------------------- ------- -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Total from investment operations       1.15    2.14      .10     1.21      .39     (.11)     .42      .91     (.44)    1.61     1.31
Less distributions
  Dividends from net
    investment income                   .02     .04       --      .02      .15      .23      .24      .11      .14      .16      .24
  Distributions from net
    realized gains                      .38     .59      .17      .01      .03      .17      .54      .23     1.91      .51       --
----------------------------------- ------- -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
Net asset value, end of year        $ 10.45 $  9.70  $  8.19  $  8.26  $  7.08  $  6.87  $  7.38  $  7.74  $  7.17  $  9.66  $  8.72
=================================== ======= =======  =======  =======  =======  =======  =======  =======  =======  =======  =======
Total return                          12.09   27.32     1.13    17.12     5.79     (.92)    5.93    13.23    (6.27)   20.00    17.80
Ratios/supplemental data
  Net assets, end of period (000's) $13,100 $11,961  $ 9,255  $ 9,680  $ 9,366  $ 9,228  $ 9,770  $ 9,887  $10,435  $12,294  $11,714
  Ratio of expenses to average
    net assets                         1.44    1.80     1.79     1.79     1.80     1.87     1.79     1.94     1.97     1.73     1.61
  Ratio of net investment income
    to average net assets                .5      .2       --       .2       .8      2.3      2.9      3.0      1.3      1.0      1.6
  Portfolio turnover rate                19      12       21       17       36       24       44       46       20       51       54

Selected per Share Data and Ratios
                                   Per share income and capital changes for a share outstanding throughout the year ended June 30(a)
                                   -------------------------------------------------------------------------------------------------
                                        1985     1984      1983    1982     1981     1980    1979    1978    1977     1976     1975
-----------------------------------  ----------------------------------------------------------------------------------------------
Net asset value,
  Beginning of year                  $  7.29  $ 10.22   $  7.10  $ 9.37   $ 7.74  $  7.06  $ 6.50  $ 5.68  $ 5.30  $  3.81  $  2.74
Income (loss) from
  investment operations
    Net investment income (loss)         .24      .16       .21     .41      .24      .23     .16     .08     .04      .03      .07
    Net realized and unrealized
      gains (losses) on investments     1.02    (2.51)     3.72   (1.28)    2.62     1.40     .84     .78     .38     1.53     1.04
-----------------------------------  -------  -------   -------  ------   ------  -------  ------  ------  ------  -------  -------
Total from investment operations        1.26    (2.35)     3.93    (.87)    2.86     1.63    1.00     .86     .42     1.56     1.11
Less distributions
  Dividends from net
    investment income                    .14      .20       .43     .19      .23      .13     .11     .04     .04      .07      .04
  Distributions from net
    realized gains                       .76      .38       .38    1.21     1.00      .82     .33      --      --       --       --
-----------------------------------  -------  -------   -------  ------   ------  -------  ------  ------  ------  -------  -------
Net asset value, end of year         $  7.65  $  7.29   $ 10.22  $ 7.10   $ 9.37  $  7.74  $ 7.06  $ 6.50  $ 5.68  $  5.30  $  3.81
===================================  =======  =======   =======  ======   ======  =======  ======  ======  ======  =======  =======
Total return                           19.10   (24.01)    61.27   (9.87)   38.04    24.08   15.17   15.31    8.05    42.06    41.46%
Ratios/supplemental data
  Net assets, end of period (000's)  $10,957  $ 9,788   $12,869  $7,669   $8,277  $ 5,777  $4,538  $3,886  $3,649  $ 3,785  $ 2,892
  Ratio of expenses to average
    net assets                          1.71     1.56      1.57   1.67      1.50     1.64    1.50    1.45    1.50     1.50     1.50
  Ratio of net investment income
    to average net assets                3.1      1.9       2.4     5.6      2.7      3.2     2.3     1.6     1.9       .8      2.7
  Portfolio turnover rate                 53       96        59      34       60      131      97     151     113      113      210%

(a) For a share outstanding throughout the year. Per share data has been rounded to nearest cent and adjusted to give effect to a 2-for-1 stock split, effective October 16, 1978, by means of a stock distribution.

(b) The Fund had no senior securities or outstanding debt during the thirty-three year period ended June 30, 2007.

The accompanying notes are an integral part of these financial statements.


                                     12 & 13
armstrong associates inc.-------------------------------------------------------

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
Armstrong Associates, Inc.

We have audited the accompanying statement of assets and liabilities of Armstrong Associates, Inc., including the schedule of portfolio investments in securities as of June 30, 2007, and the related statements of operations for the year then ended, changes in net assets for the two years then ended and the selected per share data and ratios for the three years then ended. These financial statements and per share data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audit. The selected per share data and ratios for each of the thirteen years in the period ended June 30, 2004, were audited by other independent certified public accountants whose report thereon dated July 16, 2005, expressed an unqualified opinion. The selected per share data and ratios for each of the seventeen years in the period ended June 30, 1991, were audited by other independent certified public accountants whose report thereon dated July 19, 1991, expressed an unqualified opinion.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States of America). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Armstrong Associates, Inc., as of June 30, 2007, the results of its operations for the year then ended, changes in its net assets for the two years then ended and the selected per share data and ratios for the three years then ended, in conformity with accounting principles generally accepted in the United States of America.


Farmer, Fuqua & Huff, P.C.
Plano, TX

July 31, 2007

-----------------------------------------------------------------------------aai

Officer and Director Information

The directors of Armstrong Associates have been elected by the fund's shareholders to oversee the fund's operation and ensure that management's actions are in line with the objectives and limitations detailed in the fund's prospectus as well as in the best interests of the shareholders. Each director serves the fund until the fund's termination or the director's resignation, removal or retirement.

Armstrong is the only mutual fund managed by Portfolios, Inc., the fund's advisor. The mailing address of the directors and officers of the fund is 750 N. St. Paul, Dallas, TX. 75201. Additional information about the directors is in Armstrong's Statement of Additional Information, available without charge from the fund.



Name                                  Position With Fund                           Principal Occupation(s)
Date Of Birth                         (Starting Year)                              During Last 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Officers/Directors
C.K. Lawson                           President, Treasurer and Director            President and Director,
Sept. 14, 1936                        (1967)                                       Portfolios, Inc.

Candace L. Bossay                     Vice President and Secretary                 Vice President and Secretary
Oct. 12, 1948                         (1973)                                       Portfolios
------------------------------------------------------------------------------------------------------------------------------------
Independent Directors

Eugene P. Frenkel, M.D.               Director                                     Professor of Internal Medicine and Radiology
Aug. 27, 1929                         (1981)                                       Southwestern Medical School

Douglas W. Maclay                     Director                                     President, Maclay Properties Company
Nov. 29, 1927                         (1967)


Cruger S. Ragland                     Director                                     Retired President, Ragland Insurance Agency, Inc.
Aug. 7, 1933                          (1982)                                       Director of Solar Kinetics, Inc.

Ann D. Reed                           Director                                     Private Investor
Sept. 6, 1933                         (1981)
------------------------------------------------------------------------------------------------------------------------------------



Additional Fund Information

Proxy Voting Information

Shareholders can obtain a free copy of Armstrong's proxy voting policies and procedures and voting record over the most recent 12 months ending June 30 upon request to: Armstrong Associates, Inc. 750 N. St. Paul St., Ste. 1300, Dallas, Texas 75201-3236, (214) 720-9101, or at the SEC's website, www.sec.gov.

Armstrong's Portfolio Information

Armstrong files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q is available on the SEC's website at http://www.sec. gov. In addition the Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Custodian
Union Bank of California, N.A.
San Francisco, California

Transfer Agent
Portfolios, Inc.
Dallas, Texas

Auditors
Farmer, Fuqua & Huff,P.C.
Plano, Texas

Investment Advisor
Portfolios, Inc.
Dallas, Texas

This report is prepared for the information of the shareholders of Armstrong Associates, Inc. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.




                                      ---
                                      aai
                                      ---
                           armstrong associates inc.

            750 N. St. Paul    Suite 1300    Dallas, Texas 75201-3250
                       (214)720-9101    (214)871-8948 FAX

ITEM 2.  CODE OF ETHICS.

         The Registrant adopted a Code of Ethics as of May 17, 1995, amended May 26, 2000 and revised and amended April 6, 2005. All employees of the Registrant, including the Registrant's principal executive officer and principal financial officer, are covered by the requirements of the Code of Ethics.

         A copy of the Registrant's Code of Ethics is filed herewith.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Audit Committee of the Registrant's Board of Directors (the "Audit Committee") does not have an "audit committee financial expert", as defined in Section 407(c) of the Sarbanes-Oxley Act. The Registrant believes that the experience provided by each member of the Audit Committee provides the Registrant satisfactory oversight for the Registrant's level of financial and organizational complexity.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Audit Fees for years ended June 30, 2006 and 2007

         The aggregate audit fees billed to the Registrant for professional services rendered by the Registrant's principal accountant were $9,000 in 2006 and $9,000 in 2007.

         (b) Audit-Related Fees

         None

         (c) Tax Fees

         The aggregate tax fees billed for professional services rendered by the principal accountant to the Registrant were $1,500 in 2006 and $1,500 in 2007.

         (d) All Other Fees

         There were no other fees billed to the Registrant by the principal accountant for 2006 or 2007.

         (e) (1) Pursuant to the Sarbanes-Oxley Act, it is the policy of the Registrant to have all services performed by the Registrant's principal accountant for the Registrant pre-approved by the Registrant's Audit Committee.

         (2) 0% of items performed in (b) through (d), above, during 2006 and 2007 were pre-approved by the Registrant's Audit Committee.

         (f) Not Applicable

         (g) Aggregate non-audit fees billed by the principal accountant to the Registrant and to the Registrant's Investment Advisor were $2,500 in 2006 and $2,500 in 2007.

         (h) The Registrant's Audit Committee has considered the amount of the non-audit services that were rendered to the Registrant's Investment Advisor of $1,000 for 2006 and $1,000 for 2007, respectively, and concluded that the services and the related revenue for such services to the principal account were compatible with the maintenance of the independence of the principal accountant in regard to the audit and tax services provided to the Registrant.


ITEM 5.  NOT APPLICABLE.

ITEM 6.  INCLUDED IN ITEM 1 OF THIS FORM.

ITEM 7.  NOT APPLICABLE.

ITEM 8.  NOT APPLICABLE.

ITEM 9.  NOT APPLICABLE.

ITEM 10. NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) Based on review and evaluation, the Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within the 90 day period proceeding the filing date of this document.

         (b) There were no significant changes in the Registrant's internal controls or in other factors that could materially affect these controls over financial reporting (as defined by Rule 30a-3(d) of the 1940 Act) within the period from December 31, 2006, through June 30, 2007, and, subsequently, up to the date of this filing, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics is attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Armstrong Associates, Inc.

By /s/ C. K. Lawson
   -------------------
   C. K. Lawson
   President (CEO) and
   Treasurer (CFO),
   Armstrong Associates, Inc.

February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company of Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ C. K. Lawson
   -------------------
   C. K. Lawson
   President (CEO) and
   Treasurer (CFO),
   Armstrong Associates, Inc.

February 23, 2010